ORGANIZATION AND NATURE OF OPERATIONS (Details)		12 Months Ended
	May 20, 2019 shareholder	Oct. 31, 2023 subsidiary
ORGANIZATION AND NATURE OF OPERATIONS
Number of majority shareholders | shareholder	2
Controlled entities incorporated (as a percent)	100.00%
Hengbang Insurance
ORGANIZATION AND NATURE OF OPERATIONS
Ownership interest held		99.80%
Variable Interest Entity, Primary Beneficiary
ORGANIZATION AND NATURE OF OPERATIONS
Number of subsidiaries formed | subsidiary		3